CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in usd per share)	$ 0.01	$ 0.10
Common shares, authorized (in shares)	375,000,000	138,880,000
Number of shares (in shares)	49,999,998	100,384,435
Liabilities, fair value adjustment	$ 17